SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of disaggregation of revenue - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Type of Revenue
Total revenue	$ 614,026	$ 88,132	$ 1,969,598	$ 313,583	$ 320,383	$ 190,029
Timing of Revenue
Total revenue	614,026	88,132	1,969,598	313,583	320,383	190,029
Product revenue [Member]
Type of Revenue
Total revenue	245,075	61,182	1,043,585	212,905	212,905	125,664
Service revenue [Member]
Type of Revenue
Total revenue	16,410	26,950	53,500	100,459	107,478	64,365
Development revenue [Member]
Type of Revenue
Total revenue	351,248		866,119
Other revenue [Member]
Type of Revenue
Total revenue	1,293		6,394	219
Revenue recognized point in time [Member]
Timing of Revenue
Total revenue	331,528	79,166	1,170,409	281,333	281,333	147,863
Revenue recognized over time [Member]
Timing of Revenue
Total revenue	$ 282,498	$ 8,966	$ 799,189	$ 32,250	$ 39,050	$ 42,166